Derivative liabilities - Additional information (Details)										12 Months Ended
	Dec. 21, 2023 $ / shares shares	Sep. 20, 2023 $ / shares shares	Aug. 02, 2023 $ / shares shares	Jun. 16, 2023 $ / shares shares	Apr. 19, 2023 $ / shares shares	Feb. 17, 2023 $ / shares shares	Jan. 19, 2023 $ / shares shares	Aug. 05, 2022 $ / shares shares	Nov. 23, 2020 $ / shares shares	Aug. 31, 2024 CAD ($) shares	Aug. 31, 2023 CAD ($) shares	Aug. 31, 2024 $ / shares	Aug. 31, 2024 CAD ($)	Dec. 21, 2023 $ / shares	Dec. 13, 2023 $ / shares shares	Dec. 13, 2023 $ / shares shares	Sep. 20, 2023 $ / shares	Aug. 31, 2023 $ / shares	Aug. 31, 2023 CAD ($)	Aug. 02, 2023 $ / shares	Jun. 16, 2023 $ / shares	Apr. 19, 2023 $ / shares	Feb. 17, 2023 $ / shares	Jan. 19, 2023 $ / shares	Aug. 05, 2022 $ / shares	Nov. 23, 2020 $ / shares
Financial risk management and fair value measurement
Number of warrants to purchase voting common shares issued | shares	1,023	2,763	3,662	3,659	2,826	3,520	4,108	371	1,125	2,763	17,775
Warrants term	5 years	3 years	3 years	3 years	3 years	3 years	3 years	4 years	5 years	3 years	3 years
Exercise price of warrants | (per share)	$ 141.75	$ 546.75	$ 546.75	$ 546.75	$ 568.35	$ 568.35	$ 568.35	$ 1,080.00	$ 1,687.50			$ 546.75		$ 191.23	$ 141.75	$ 191.23	$ 734.40	$ 568.35		$ 724.95	$ 722.25	$ 761.40	$ 765.45	$ 760.05	$ 1,457.03	$ 2,276.61
Loss resulted from repricing of warrant										$ 896,458	$ 0
Agreed to reduce warrant issued | shares															20,358	20,358
Derivative financial liabilities													$ 30,564						$ 5,558,822
Shares issue related costs										$ 149,472	$ 718,546